Pension and Postretirement Benefit Plans and Defined Contribution Plans - Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 12,706	[1]	$ 12,869	[1]	$ 12,540	[1]
U.S. Qualified Pension Plans [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,475	[2]	4,328	[2]
U.S. Qualified Pension Plans [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,024	[2]	6,894	[2]
U.S. Qualified Pension Plans [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,207	[2]	1,647	[2]
U.S. Qualified Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	756		360
U.S. Qualified Pension Plans [Member] | Cash and Cash Equivalents [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	84	[2]
U.S. Qualified Pension Plans [Member] | Cash and Cash Equivalents [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	672	[2]	360	[2]
U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,394		4,335
U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,845		2,294
U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Fair value inputs Level 1 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,391	[2]	4,328	[2]
U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Fair value inputs Level 2 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	[2]	7	[2]
U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Fair value inputs Level 2 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,698	[2]	2,294	[2]
U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Fair value inputs Level 3 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	[2]	0	[2]
U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Fair value inputs Level 3 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	147	[2]
U.S. Qualified Pension Plans [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,013		2,042
U.S. Qualified Pension Plans [Member] | Corporate debt [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,008	[2]	2,042	[2]
U.S. Qualified Pension Plans [Member] | Corporate debt [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5	[2]
U.S. Qualified Pension Plans [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,124		1,235
U.S. Qualified Pension Plans [Member] | Government Bonds [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,124	[2]	1,235	[2]
U.S. Qualified Pension Plans [Member] | Government Bonds [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[2]
U.S. Qualified Pension Plans [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	242		675
U.S. Qualified Pension Plans [Member] | Fixed Income Commingled Funds [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	242	[2]	675	[2]
U.S. Qualified Pension Plans [Member] | Fixed Income Commingled Funds [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[2]	0	[2]
U.S. Qualified Pension Plans [Member] | Partnership Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	958	[3]	932	[3]
U.S. Qualified Pension Plans [Member] | Partnership Interest [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	958	[2],[3]	932	[2],[3]	950
U.S. Qualified Pension Plans [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	278		281
U.S. Qualified Pension Plans [Member] | Insurance Contracts [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[2]
U.S. Qualified Pension Plans [Member] | Insurance Contracts [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	278	[2]	281	[2]
U.S. Qualified Pension Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,096	[4]	715	[4]
U.S. Qualified Pension Plans [Member] | Other [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,096	[2],[4]	715	[2],[4]	673
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8,588	[5]	8,250	[5]	7,589	[5]
International Pension Plans [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,132	[2]	1,832	[2]
International Pension Plans [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,359	[2]	5,554	[2]
International Pension Plans [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,097	[2]	864	[2]
International Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	331		229
International Pension Plans [Member] | Cash and Cash Equivalents [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	25	[2]
International Pension Plans [Member] | Cash and Cash Equivalents [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	306	[2]	229	[2]
International Pension Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,781		1,833
International Pension Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,851		2,446
International Pension Plans [Member] | Equity Securities [Member] | Fair value inputs Level 1 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,674	[2]	1,832	[2]
International Pension Plans [Member] | Equity Securities [Member] | Fair value inputs Level 1 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19	[2]
International Pension Plans [Member] | Equity Securities [Member] | Fair value inputs Level 2 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	107	[2]	1	[2]
International Pension Plans [Member] | Equity Securities [Member] | Fair value inputs Level 2 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,832	[2]	2,446	[2]
International Pension Plans [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	773		614
International Pension Plans [Member] | Corporate debt [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	183	[2]
International Pension Plans [Member] | Corporate debt [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	590	[2]	614	[2]
International Pension Plans [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,213		812
International Pension Plans [Member] | Government Bonds [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	140	[2]
International Pension Plans [Member] | Government Bonds [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,073	[2]	812	[2]
International Pension Plans [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,037		968
International Pension Plans [Member] | Fixed Income Commingled Funds [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	44	[2]
International Pension Plans [Member] | Fixed Income Commingled Funds [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	969	[2]	968	[2]
International Pension Plans [Member] | Fixed Income Commingled Funds [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24	[2]
International Pension Plans [Member] | Partnership Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	61	[3]	69	[3]
International Pension Plans [Member] | Partnership Interest [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6	[2],[3]	5	[2],[3]
International Pension Plans [Member] | Partnership Interest [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	55	[2],[3]	64	[2],[3]
International Pension Plans [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	425		421
International Pension Plans [Member] | Insurance Contracts [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	[2]
International Pension Plans [Member] | Insurance Contracts [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	150	[2]	121	[2]
International Pension Plans [Member] | Insurance Contracts [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	274	[2]	300	[2]	346
International Pension Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,116	[4]	858	[4]
International Pension Plans [Member] | Other [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	46	[2],[4]
International Pension Plans [Member] | Other [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	326	[2],[4]	358	[2],[4]
International Pension Plans [Member] | Other [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	744	[2],[4]	500	[2],[4]	389
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	762	[6],[7]	741	[6],[7]	644	[6]
Postretirement Plans [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	90	[2],[7]	105	[2],[7]
Postretirement Plans [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	614	[2],[7]	636	[2],[7]
Postretirement Plans [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	58	[2],[7]	0	[2],[7]
Postretirement Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18	[7]	29	[7]
Postretirement Plans [Member] | Cash and Cash Equivalents [Member] | Fair value inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	[2],[7]
Postretirement Plans [Member] | Cash and Cash Equivalents [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17	[2],[7]	29	[2],[7]
Postretirement Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	89	[7]	105	[7]
Postretirement Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	49	[7]	56	[7]
Postretirement Plans [Member] | Equity Securities [Member] | Fair value inputs Level 1 [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	89	[2],[7]	105	[2],[7]
Postretirement Plans [Member] | Equity Securities [Member] | Fair value inputs Level 2 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	45	[2],[7]	56	[2],[7]
Postretirement Plans [Member] | Equity Securities [Member] | Fair value inputs Level 3 [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4	[2],[7]
Postretirement Plans [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	79	[7]	50	[7]
Postretirement Plans [Member] | Corporate debt [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	79	[2],[7]	50	[2],[7]
Postretirement Plans [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	30	[7]	30	[7]
Postretirement Plans [Member] | Government Bonds [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	30	[2],[7]	30	[2],[7]
Postretirement Plans [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6	[7]	16	[7]
Postretirement Plans [Member] | Fixed Income Commingled Funds [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6	[2],[7]	16	[2],[7]
Postretirement Plans [Member] | Partnership Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	25	[7],[8]	23	[7],[8]
Postretirement Plans [Member] | Partnership Interest [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[2],[7],[8]	23	[2],[7],[8]
Postretirement Plans [Member] | Partnership Interest [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	25	[2],[7],[8]	0	[2],[7],[8]
Postretirement Plans [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	437	[7]	415	[7]
Postretirement Plans [Member] | Insurance Contracts [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	437	[2],[7]	415	[2],[7]
Postretirement Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29	[4],[7]	17	[4],[7]
Postretirement Plans [Member] | Other [Member] | Fair value inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[2],[4],[7]	17	[2],[4],[7]
Postretirement Plans [Member] | Other [Member] | Fair value inputs Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 29	[2],[4],[7]

[1]	The unfavorable change in the funded status of our U.S. qualified plans is primarily due to (i) a decrease in the discount rate (reflecting lower interest rates) and (ii) a change in mortality assumptions (reflecting a longer life expectancy for plan participants), which more than offset (iii) a gain on plan assets.
[2]	ation inputs categorized as Level 1, 2 or 3 (see Note 1E).(b) Reflects postretirement plan assets
[3]	e equity, private debt and, to a lesser extent, real estate and venture capital.(d) Primarily includes, for U.S. plan a
[4]	, investments in hedge funds and, to a lesser extent, real estate and, for international plan assets, investments in real estate and hedge funds.The following table provides an analysis of the changes in our more significant investments valued using significant unobservable inputs: Year Ended December 31, U.S. Qualified Pension Plans International Pension Plans Partnership investments Other commingled funds Insurance contracts Other(MILLIONS OF DOLLARS) 2014 2013 2014 2013 2014 2013 2014 2013Fair value, beginning $932 $950 $715 $673 $300 $346 $500 $389Actual return on plan assets: Assets held, ending 104 86 47 18 23 15 47 13Assets sold during the period — — (7) (6) — — 8 —Purchases, sales and settlements, net (78) (105) 341 31 (20) (40) 254 69Transfer into/(out of) Level 3 — — — — — (16) (19) 27Exchange rate changes — — — — (29) (5) (46) 2Fair value, ending $958 $932 $1,096 $715 $274 $300 $744 $500A single estimate of fair value can
[5]	rable change in the international plans' funded status was primarily due to (i) a decrease in the discount rate (reflecting lower interest rates), partially offset by (ii) the strengthening U.S. dollar and (iii) a gain on plan assets.(d) The favorab
[6]	he funded status of our postretirement plans is due to (i) a plan amendment that decreased the benefit obligation by transferring certain plan participants to a retiree drug coverage program eligible for a Medicare Part D plan subsidy, partially offset by (ii) a decrease in the discount rate (reflecting lower interest rates).(e) For the U.S. and international p
[7]	ch support a portion of our U.S. retiree medical plans.(c) Primarily includes investments in p
[8]	2014 v. 2013––The decrease in net periodic benefit costs for our international pension plans was primarily driven by (i) greater expected return on plan assets resulting from an increased plan asset base, (ii) the decrease in the amounts amortized for actuarial losses resulting from increases, in 2013, in the discount rates used to determine the benefit obligations, partially offset by (iii) increased curtailment losses primarily due to a loss relating to a U.K. pension plan freeze in the current year and (iv) changes in curtailments related to restructuring initiatives. 2013 v. 2012––The increase in net periodic benefit costs for our international pension plans was primarily driven by (i) an increase in the amounts amortized for actuarial losses resulting from changes in assumptions, (ii) lower expected return on plan assets driven by lower expected rate of return in certain significant plans, (iii) higher settlements and (iv) 2012 curtailment gains, partially offset by (v) lower interest costs resulting from the decrease in discount rates.